Earnings/(Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings/(Loss) per share [Abstract]
Earnings/(Loss) Per Share
The calculation of basic and diluted earnings/(loss) per share are set out in the following:

	Year ended December 31,
	2019	2020	2021
Profit/(loss) attributable to equity holders of the Company (US$ in millions)	$2,033	$(1,523)	$(1,048)
Weighted average number of shares for basic earnings/(loss) per share (thousand shares)	8,085,149	8,089,202	8,092,597
Adjustments for share options (thousand shares)(i)	5,057	—	—
Weighted average number of shares for diluted earnings/(loss) per share (thousand shares)	8,090,206	8,089,202	8,092,597

Earnings/(loss) per share, basic(ii)	US25.14 cents	(US18.82 cents)	(US12.95 cents)
	HK195.79 cents	(HK145.90 cents)	(HK101.00 cents)
Earnings/(loss) per share, diluted(ii)	US25.13 cents	(US18.82 cents)	(US12.95 cents)
	HK195.71 cents	(HK145.90 cents)	(HK101.00 cents)

(i)The computation of the diluted loss per share for the years ended December 31, 2020 and 2021 did not assume the exercise of the Company's share options because the exercise would result in a decrease in loss per share.
(ii)The translation of US$ amounts into HK$ amounts has been made at the exchange rate on December 31, 2019, 2020 and 2021 of US$1.00 to HK$7.7879, US$1.00 to HK$7.7526 and US$1.00 to HK$7.7994, respectively.